[CREDIT SUISSE ASSET MANAGEMENT LOGO]





CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2002

-CREDIT SUISSE
 SHORT DURATION BOND FUND






MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE SHORT DURATION BOND FUND
PORTFOLIO MANAGERS' LETTER
August 31, 2002

                                                                 October 1, 2002
Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Short Duration Bond Fund(1) (the "Fund") for the period between the Fund's inception on July 23, 2002 and the end of its fiscal period on August 31, 2002.

   At August 31, 2002, the net asset value ("NAV") of the Fund's Class A shares (without sales charge)(2) was $10.03, compared to an NAV of $10.00 at the Fund's inception. Assuming the reinvestment of distributions totaling $0.029 per share, the Fund's total return was 0.62% and -2.40% without and with the maximum initial sales charge(3), respectively. By comparison, the Merrill Lynch 1-3 Year Treasury Index(4) returned 0.49% during the same period.

   The Fund's objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. It invests in fixed income instruments whose average duration (i.e., a measure of the security's interest-rate risk) normally is one to three years, utilizing a buy-and-hold approach.

   We seek to generate current yields that are relatively higher than those obtainable from money-market instruments by investing primarily in fixed income sectors whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity U.S. Treasury debt. Collectively, such sectors are known as "spread product."

   During the brief period between inception and August 31, the Fund's return (without the sales charge) exceeded that of its benchmark because the portfolio performed as intended. Specifically, our allocation of most of the Fund's assets to spread-product categories (mainly seasoned securitized debt and investment-grade corporate bonds) enabled us to capture higher yields than were available from Treasury issues of comparable maturity.

   Looking ahead, we expect to keep the portfolio similarly positioned in high-quality spread product. As market conditions change, we may alter the proportions of total portfolio assets held in different sectors as appropriate, whether to reduce downside risk or take advantage of pricing anomalies that we consider especially attractive.

   As developments occur in the fixed income markets that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

JoAnn Corkran,                Leland E. Crabbe,           Suzanne E. Moran
Managing Director and         Director and                Director and
Co-Portfolio Manager          Co-Portfolio Manager        Co-Portfolio Manager

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CREDIT SUISSE SHORT DURATION BOND FUND(1,2,3) AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX(4) FROM
                      INCEPTION (7/23/02). (UNAUDITED)

[CHART]

           CREDIT SUISSE SHORT DURATION      MERRILL LYNCH 1-3 YEAR
                 BOND FUND(1,2,3)               TREASURY INDEX(4)
  07/02             $9,700                       $10,000
  07/02             $9,703                       $10,122
  08/02             $9,760                       $10,049

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                AVERAGE CUMULATIVE RETURNS AS OF AUGUST 31, 2002

                                                                      INCEPTION
                                                                       TO DATE
                                                                       -------
   Class A Without Sales Charge                                         0.62%
   Class A With Maximum Sales Charge                                   -2.40%

               AVERAGE CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2002
                                                                      INCEPTION
                                                                       TO DATE
                                                                       -------
   Class A Without Sales Charge                                         1.34%
   Class A With Maximum Sales Charge                                   -1.71%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) Class A shares have a maximum front-end sales charge of 3.00%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -2.40%.

(3) The Fund's maximum initial sales charge is 3.00% which is waived through December 31, 2002.

(4) The Merrill Lynch 1-3 Year Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2002


         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY           RATE%       VALUE
        -----                                                -------------     --------           -----       -----
CORPORATE BONDS (25.6%)
AUTO LOAN (5.2%)
$       5,000   MMCA Auto Owner Trust,
                 Series 2001-3, Class A3                       (AAA , Aaa)      02/15/06          2.030    $ 5,011,984
        1,000   Volkswagon Credit Auto Master Trust,
                 Series 2000-1, Class A                        (AAA , Aaa)      08/20/07          1.995      1,002,214
                                                                                                           -----------
                                                                                                             6,014,198
                                                                                                           -----------
AUTOMOBILES (1.9%)
         200    Cummins, Inc.                                  (BBB- , Ba1)     03/01/05          6.450        199,926
       1,700    Daimler Chrysler NA, Global
                 Company Guaranteed                            (BBB+ , A3)      09/01/04          6.900      1,798,438
         200    Lear Corp.                                     (BB+ , Ba1)      05/15/05          7.960        208,000
                                                                                                           -----------
                                                                                                             2,206,364
                                                                                                           -----------
BANKS (0.4%)
         400    Korea Exchange Bank,
                 Series REGS, Subordinated                      (B , Baa3)      06/30/10         13.750        481,813
                                                                                                           -----------

BUILDING & BUILDING MATERIALS (0.2%)
         250    Masco Corp., Notes                            (BBB+ , Baa1)     05/03/04          6.000        260,755
                                                                                                           -----------
BUILDING PRODUCTS (0.3%)
         150    American Standard, Inc., Company Guaranteed    (BB+ , Ba2)      04/15/05          7.375        153,375
         150    D.R. Horton, Inc., Company Guaranteed           (BB , Ba1)      06/15/04          8.375        150,750
                                                                                                           -----------
                                                                                                               304,125
                                                                                                           -----------
CHEMICALS (0.1%)
         100    Georgia Gulf Corp., Notes                      (BBB- , Ba2)     11/15/05          7.625        104,348
                                                                                                           -----------
DIVERSIFIED FINANCIALS (4.4%)
       1,955    Ford Motor Credit, Co., Notes                  (BBB+ , A3)      07/16/04          6.700      1,989,310
       1,700    General Motors Acceptance Corp., Global Notes  (BBB+ , A2)      06/17/04          6.850      1,761,057
         255    Household Finance Corp., Global Notes            (A , A2)       05/09/05          8.000        274,280
       1,200    Verizon Global Funding Corp., Global Notes      (A+ , A1)       12/01/05          6.750      1,232,087
                                                                                                           -----------
                                                                                                             5,256,734
                                                                                                           -----------
ELECTRIC UTILITIES (0.2%)
         250    Dominion Resources, Inc.,
                 Series B, Senior Notes                       (BBB+ , Baa1)     07/15/05          7.625        274,651
                                                                                                           -----------
ELECTRIC/GAS (0.4%)
         415    Waste Management, Inc., Notes                  (BBB , Ba1)      12/01/03          6.375        418,379
                                                                                                           -----------
ENTERTAINMENT (0.2%)
         200    International Game Technology, Senior Notes    (BBB- , Ba1)     05/15/04          7.875        208,500
                                                                                                           -----------
FINANCE (1.8%)
       1,000    Boeng Capital Corp., Senior Notes               (A+ , A3)       12/01/03          6.680      1,038,450
       1,000    Countrywide Home Loans, Inc.,
                 Global Company Guaranteed                       (A , A3)      06/15/04           6.850      1,055,643
                                                                                                           -----------
                                                                                                             2,094,093
                                                                                                           -----------

                 See Accompanying Notes to Financial Statements.

         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY       RATE%       VALUE
        -----                                                -------------     --------       -----       -----
CORPORATE BONDS (CONTINUED)
FOOD & DRUG RETAILING (0.9%)
$        400    Albertsons, Inc., Senior Notes                (BBB+ , Baa1)     08/01/04       6.550    $  425,040
         625    Safeway, Inc., Notes                           (BBB , Baa2)     09/15/04       7.250       675,678
                                                                                                        ----------
                                                                                                         1,100,718
                                                                                                        ----------
FOOD PRODUCTS (1.6%)
         830    ConAgra, Inc., Notes                          (BBB+ , Baa1)     09/15/06       6.000       880,245
         870    Unilever Capital Corp.,
                 Global company Guaranteed                      (A+ , A1)       11/01/05       6.875       966,767
                                                                                                        ----------
                                                                                                         1,847,012
                                                                                                        ----------
GAMING (0.5%)
         200    Harrahs Operating Co., Inc., Company
                 Guaranteed, Senior Subordinated Notes          (BB+ , Ba1)     12/15/05       7.875       209,000
         150    Mohegan Tribal Gaming Authority, Senior Notes   (BB , Ba2)      01/01/06       8.125       155,250
         250    Park Place Entertainment Corp.,
                 Senior Subordinated Notes                      (BB+ , Ba2)     12/15/05       7.875       253,750
                                                                                                        ----------
                                                                                                           618,000
                                                                                                        ----------
HEALTHCARE SERVICES (0.7%)
         200    HCA, Inc., Notes                               (BBB- , Ba1)     06/15/05       6.910       209,137
         380    HCA, Inc., Notes                               (BBB- , Ba1)     07/01/07       7.000       400,124
         200    Medpartners, Inc.                               (BB , Ba2)      10/01/06       7.375       200,500
                                                                                                        ----------
                                                                                                           809,761
                                                                                                        ----------
LODGING (0.2%)
         200    MGM Mirage, Inc., Company Guaranteed            (BB+ , Ba2)     06/01/07       9.750       217,000
                                                                                                        ----------
MEDIA (1.6%)
         175    AOLTime Warner, Inc., Global Notes             (BBB+ , Baa1)    05/01/05       5.625       163,748
         200    Clear Channel Communications, Inc.,
                 Global Senior Notes                           (BBB- , Baa3)    11/01/06       6.000       193,026
         400    News America Holdings, Senior Notes            (BBB- , Baa3)    02/15/05       8.500       424,245
         325    Viacom, Inc., Company Guaranteed                 (A- , A3)      06/01/05       7.750       355,525
         140    Walt Disney Co., Global Notes                    (A- , A3)      03/01/12       6.375       144,610
         537    Walt Disney Co., Global Senior Notes             (A- , A3)      12/15/03       5.125       547,101
                                                                                                        ----------
                                                                                                         1,828,255
                                                                                                        ----------
MEDICAL PRODUCTS & SUPPLIES (0.2%)
         200    Manor Care, Inc., Senior Notes                  (BBB , Ba1)     06/15/06       7.500       203,251
                                                                                                        ----------
OIL & GAS (0.2%)
         200    Pride International, Inc., Senior Notes
                 (Callable 07/22/02 @ $104.69)                  (BB , Ba2)      05/01/07       9.375       210,000
                                                                                                        ----------
OTHER (0.8%)
         900    BMW Vehicle Owner Trust,
                 Series 2002-A, Class A3                        (AAA , Aaa)     05/25/06       3.800       920,727
                                                                                                        ----------

                 See Accompanying Notes to Financial Statements.

         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY       RATE%       VALUE
        -----                                                -------------     --------       -----       -----
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (0.1%)
$         175   Georgia-Pacific Corp., Notes                   (BBB- , Ba1)     05/15/06       7.500   $   163,779
                                                                                                       -----------
REAL ESTATE (0.4%)
          400   EOP Operating LP, Senior Notes                 (BBB+ , Baa1)    02/15/05       6.625       425,993
                                                                                                       -----------
RESTAURANTS (0.1%)
           85   Yum! Brands, Inc., Senior Notes                 (BB , Ba1)      04/15/06       8.500        90,100
                                                                                                       -----------
RETAIL STORES (0.2%)
          200   Pep Boys - Manny, Moe & Jack,
                 Series MTNB, Notes                             (BB- , B2)      07/07/06       6.920       189,250
                                                                                                       -----------
TELECOMMUNICATIONS (1.3%)
          305   360 Communications Co., Senior Notes             (A , A2)       03/01/06       7.500       327,364
          300   ALLTEL Corp.                                     (A , A2)       04/01/04       7.250       313,561
          250   AT&T Corp., Global Notes                       (BBB+ , Baa2)    03/15/04       5.625       245,106
          265   Citizens Communications Co.,
                 Global Senior Notes                           (BBB , Baa2)     08/15/08       7.625       233,520
          125   Citizens Communications Co., Notes             (BBB , Baa2)     05/15/06       8.500       112,603
          300   Sprint Capital Corp.,
                 Global Company Guaranteed                     (BBB- , Baa3)    01/15/07       6.000       248,003
                                                                                                       -----------
                                                                                                         1,480,157
                                                                                                       -----------
TELEPHONE (1.7%)
          950   Bellsouth Corp., Global Notes                   (A+ , Aa3)      10/15/06       5.000       960,564
        1,000   SBC Communications, Inc., Global Notes          (AA- , Aa3)     05/02/06       5.750     1,047,571
                                                                                                       -----------
                                                                                                         2,008,135
                                                                                                       -----------
TOTAL CORPORATE BONDS (Cost $29,490,999)                                                                29,736,098
                                                                                                       -----------
ASSET BACKED SECURITIES (3.5%)
        1,000   CNH Equipment Trust, Series 2002-A, Class A3    (AAA , Aaa)     07/17/06       2.030     1,003,627
        1,000   DaimlerChrylser Master Owner Trust,
                 Series 2002-A, Class A                         (AAA , Aaa)     05/15/07       1.840       999,802
        1,000   Discover Card Master Trust I,
                 Series 1999-5, Class A                         (AAA , Aaa)     12/18/06       1.960     1,001,498
        1,000   Ford Credit Floorplan Master Owner Trust,
                 Series 2001-1, Class A                         (AAA , Aaa)     07/17/06       1.870     1,000,979
                                                                                                       -----------
                                                                                                         4,005,906
                                                                                                       -----------
TOTAL ASSET BACKED SECURITIES (Cost $4,003,147)                                                          4,005,906
                                                                                                       -----------
MORTGAGE-BACKED SECURITIES (31.4%)
        1,000   Fannie Mae                                      (AAA , Aaa)     03/25/08       5.500     1,025,312
        1,000   Fannie Mae                                      (AAA , Aaa)     09/25/12       6.000     1,037,969
        7,391   Fannie Mae, Pool #313409                        (AAA , Aaa)     03/01/12       6.500     7,762,190
        2,309   Fannie Mae, Pool #535546                        (AAA , Aaa)     12/01/14       5.500     2,379,152
        3,174   Fannie Mae, Pool #545162                        (AAA , Aaa)     12/01/13       6.500     3,332,115
        4,867   Fannie Mae, Pool #571868                        (AAA , Aaa)     05/01/14       6.000     5,074,343


                 See Accompanying Notes to Financial Statements.

         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY       RATE%       VALUE
        -----                                                -------------     --------       -----       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
$      1,907    Fannie Mae, Pool #625098                        (AAA , Aaa)     01/01/32       5.123   $ 1,956,562
       1,000    Fannie Mae, Pool #633075                        (AAA , Aaa)     08/01/32       4.700     1,012,969
       1,112    Fannie Mae, Pool #633075                        (AAA , Aaa)     02/01/32       6.605     1,147,288
       1,342    Fannie Mae, Pool #651933                        (AAA , Aaa)     07/01/32       5.151     1,366,571
         858    Fannie Mae, Series 2001-63, Class AQ            (AAA , Aaa)     01/25/31       5.750       897,355
       1,500    Fannie Mae, Series 2002-57, Class DJ            (AAA , Aaa)     06/25/29       5.000     1,498,594
       1,000    Fannie Mae, Series 2002-W4, Class A2            (AAA , Aaa)     12/25/21       5.100     1,010,215
       1,000    Fannie Mae, Series 2002-W7, Class A3            (AAA , Aaa)     01/25/25       5.250     1,017,355
       1,000    Fannie Mae, Series 2002-W7A, Class A2           (AAA , Aaa)     03/25/22       4.800     1,008,705
       1,400    Freddie Mac                                     (AAA , Aaa)     04/29/09       5.750     1,455,146
       1,000    Freddie Mac, Series 2474, Class NE              (AAA , Aaa)     07/15/17       5.000     1,028,480
       1,000    Ginnie Mae, Series 2001-5, Class PR             (AAA , Aaa)     10/20/26       6.500     1,035,754
         700    Salomon Brothers Mortgage Securities VII,
                 Series 1997-TZH, Class B++                     (NR , Aa1)      03/25/22       7.491       766,014
         700    Salomon Brothers Mortgage Securities VII,
                 Series 1997-TZH, Class D++                      (NR , A2)      03/25/22       7.902       757,094
                                                                                                       -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,462,149)                                                     36,569,183
                                                                                                       -----------
COMMERCIAL PAPER (12.7%)
BANKS (1.0%)
       1,100    UBS Finance, Inc.                                (NR , NR)      09/05/02       1.760     1,099,785
                                                                                                       -----------
FINANCE (5.2%)
       1,500    CPS Auto Receivables Trust++                   (A-1+ , P-1)     09/15/03       2.000     1,500,000
       4,500    Old Line Funding Corp.                           (NR , NR)      09/03/02       1.750     4,499,562
                                                                                                       -----------
                                                                                                         5,999,562
                                                                                                       -----------
HEALTHCARE PROVIDERS & SERVICES (4.7%)
       5,500    Aon Corp.                                        (A2 , P2)      09/03/02       2.100     5,499,358
                                                                                                       -----------
TELECOMMUNICATION SERVICES (1.8%)
       2,100    Bellsouth Corp.                                 (A-1 , P-1)     09/05/02       1.750     2,099,592
                                                                                                       -----------
TOTAL COMMERCIAL PAPER (Cost $14,698,298)                                                               14,698,297
                                                                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (23.0%)
ASSET BACKED SECURITIES (19.0%)
       1,026    Aames Mortgage Trust,
                 Series 1998-C, Class A6F                       (AAA , Aaa)     09/15/28       6.133     1,076,673
         689    Advanta Mortgage Loan Trust,
                 Series 1996-3, Class A2                        (AAA , Aaa)     11/25/26       2.140       689,865
       1,000    AmeriQuest Mortgage Securities, Inc.,
                 Series 2002-2, Class AF3                       (AAA , Aaa)     09/25/25       4.840     1,023,300
       1,000    AmeriQuest Mortgage Securities, Inc.,
                 Series 2002-2, Class AF4                       (AAA , Aaa)     07/25/27       5.570       892,344
       2,000    Chase Funding Mortgage Loan,
                 Series 2001-3, Class 1A3                       (AAA , Aaa)     03/25/20       4.788     2,057,047
       1,000    Chase Funding Trust, Series 2000-3, Class IA4   (AAA , Aaa)     10/25/26       7.574     1,057,132


                 See Accompanying Notes to Financial Statements.

         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY       RATE%       VALUE
        -----                                                -------------     --------       -----       -----
ASSET BACKED SECURITIES (CONTINUED)
$        900    Chase Funding Trust, Series 2001-2, Class1A2    (AAA , Aaa)     04/25/16       5.474   $   913,892
       1,121    Conseco Finance Securitzations Corp.,
                 Series 2000-1, Class A3                        (NR , Aaa)      05/01/31       7.300     1,149,243
       1,000    Countrywide, Inc., Series 2001-1, Class AF6     (AAA , Aaa)     07/25/31       6.434     1,072,785
       1,000    Countrywide, Inc., Series 2001-1, Class AF6     (AAA , Aaa)     11/25/31       6.565     1,071,420
         973    GE Capital Commercial Mortgage Corp.            (AAA , Aaa)     06/10/38       5.560     1,023,147
       1,000    GE Capital Mortgage Services, Inc.,
                 Series 1999-HE2, Class A5                      (AAA , Aaa)     03/25/29       7.510     1,067,620
         997    IMC Home Equity, Series 1997-5, Class A10       (AAA , Aaa)     11/20/28       6.880     1,052,828
         810    IMC Home Equity, Series 1997-7, Class A5        (AAA , Aaa)     10/20/20       6.760       814,666
         972    IMC Home Equity, Series 1997-7, Class A8        (AAA , Aaa)     02/20/29       6.650     1,018,816
       1,000    Indymac, Inc. ABS, Series 2000-C, Class AF6     (AAA , Aaa)     02/25/30       7.340     1,077,719
         966    LB UBS                                          (AAA , Aaa)     06/16/36       6.058     1,033,861
         928    Life Financial Services, Series 1998-1, Class A6(AAA , Aaa)     08/25/28       6.200       975,854
         755    Mortgage Lenders Network,
                 Series 1998-2, Class A1                        (AAA , Aaa)     07/25/29       6.585       802,957
       1,000    Residential Asset Mortgage Products, Inc.,
                 Series 2001-RS2, Class AI3                     (AAA , Aaa)     05/25/26       6.280     1,052,422
       1,065    Residential Asset Mortgage Products, Inc.,
                 Series 2001-RZ3, Class A2                      (AAA , Aaa)     01/25/23       5.010     1,070,353
                                                                                                       -----------
                                                                                                        21,993,944
                                                                                                       -----------
BANKS (1.7%)
       2,000    Bank One Issuance Trust,
                 Series 2002-A1, Class A1                                       01/15/10       1.949     1,994,375
                                                                                                       -----------
SOVEREIGN (0.9%)
       1,000    Residential Funding Mortgage Securities II,
                 Series 2000-HI1, Class AI6                     (AAA , Aaa)     03/25/20       8.090     1,073,017
                                                                                                       -----------

WHOLE LOAN CMO'S (1.4%)
       1,660    Household Home Equity, Series 2002-1, Class A   (AAA , Aaa)     12/22/31       2.168     1,665,108
                                                                                                       -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,764,868)                                                                                      26,726,444
                                                                                                       -----------
OTHER MORTGAGES (2.0%)
FINANCE -- OTHER (2.0%)

       1,000    Aq Finance Nim Trust++                         (BBB- , Baa)     09/25/32       1.000       999,933
       1,355    Caterpillar Financial Asset Trust              (AAA , Aaa)      02/25/08       3.150     1,365,411
                                                                                                       -----------
                                                                                                         2,365,344
                                                                                                       -----------
TOTAL OTHER MORTGAGES (Cost $2,362,966)                                                                  2,365,344
                                                                                                       -----------

                See Accompanying Notes to Financial Statements.

         PAR                                                   RATINGS+
        (000)                                                (S&P/MOODY'S)     MATURITY       RATE%       VALUE
        -----                                                -------------     --------       -----       -----
GOVERNMENT AND AGENCY SECURITIES (0.5%)
$        400    Government of Russia, Series IV,
                 Debentures                                     (BB-, B3)      05/14/03        3.000  $    392,132
         250    Republic of Philippines, Restructured Debt
                 for Government Guarantee                      (BB+ , Ba1)     01/05/05        2.813       243,750
                                                                                                      ------------
                                                                                                           635,882
                                                                                                      ------------
TOTAL GOVERNMENT AND AGENCY SECURITIES (Cost $636,334)                                                     635,882
                                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $114,418,761)                                                 114,737,154
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                                             1,460,358
                                                                                                      ------------
NET ASSETS (100.0%)                                                                                   $116,197,512
                                                                                                      ============

----------
+ Credit ratings given by Moody's Investors Services, Inc. and Standard & Poor's Ratings Group are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2002, these securities amounted to a value of $4,023,041 or 3.5% of net assets.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002


ASSETS
     Investments at value (Cost $114,418,761)                             $114,737,154
     Cash                                                                       15,135
     Interest receivable                                                       741,536
     Receivable for fund shares sold                                         2,895,437
     Receivable from investment adviser                                         20,263
     Receivable from administrator                                              15,750
     Prepaid expenses and other assets                                         135,832
                                                                          ------------
       Total Assets                                                        118,561,107
                                                                          ------------

LIABILITIES
     Administrative services fee payable                                        13,531
     Distribution fee payable                                                   21,994
     Income distribution payable                                               133,988
     Payables for fund shares redeemed                                          20,000
     Payables for investments purchased                                      2,000,740
     Other accrued expenses payable                                            173,342
                                                                          ------------
       Total Liabilities                                                     2,363,595
                                                                          ------------

NET ASSETS
     Capital stock, $0.001 par value                                            11,585
     Paid-in capital                                                       115,878,338
     Accumulated undistributed net investment income                            28,037
     Accumulated net realized loss from investments                            (38,841)
     Net unrealized appreciation from investments                              318,393
                                                                          ------------
       Net Assets                                                         $116,197,512
                                                                          ============
     Class A Shares outstanding                                             11,584,694
                                                                          ------------
     Net asset value, offering price and redemption price per share             $10.03
                                                                                ======
     Maximum offering price per share (net asset value/(1-3.00%))               $10.34
                                                                                ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF OPERATIONS
For the Period July 23, 2002(1) through August 31, 2002


INTEREST INCOME                                                      $378,927
                                                                     --------

EXPENSES
     Investment advisory fees                                          42,071
     Administrative services fees                                      15,251
     Distribution fees                                                 26,294
     Registration fees                                                 23,655
     Printing fees                                                     14,250
     Audit fees                                                        13,300
     Legal fees                                                         2,850
     Transfer agent fees                                                2,850
     Directors fees                                                     2,494
     Custodian fees                                                     1,900
     Miscellaneous expense                                              1,662
                                                                     --------
     Total expenses                                                   146,577
     Less: fees waived and expenses reimbursed                        (67,694)
                                                                     --------
       Net expenses                                                    78,883
                                                                     --------
          Net investment income                                       300,044
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     Net realized loss from investments                               (11,740)
     Net change in unrealized appreciation from investments           318,393
                                                                     --------
     Net realized and unrealized gain from investments                306,653
                                                                     --------
     Net increase in net assets resulting from operations            $606,697
                                                                     ========

----------
(1)  Commencement of operations


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                 FOR THE PERIOD
                                                                     ENDED
                                                                AUGUST 31, 2002(1)
                                                                ------------------
FROM OPERATIONS
   Net investment income                                          $    300,044
   Net realized loss on investments                                    (11,740)
   Net change in unrealized appreciation from investments              318,393
                                                                  ------------
     Net increase in net assets resulting from operations              606,697
                                                                  ------------
FROM DIVIDENDS
   Dividends from net investment income                               (325,402)
                                                                  ------------
     Net decrease in net assets resulting from dividends              (325,402)
                                                                  ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                    123,925,106
   Reinvestment of dividends                                           170,601
   Net asset value of shares redeemed                               (8,279,490)
                                                                  ------------
     Net increase in net assets from capital share transactions    115,816,217
                                                                  ------------
   Net increase in net assets                                      116,097,512

NET ASSETS
   Beginning of period                                                 100,000(2)
                                                                  ------------
   End of period                                                  $116,197,512
                                                                  ============

UNDISTRIBUTED NET INVESTMENT INCOME                               $     28,037
                                                                  ============

----------
(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2)  The Fund was seeded on May 8, 2002 and commenced operations on July 23,
     2002.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS

(For a Class A Share of the Fund Outstanding Throughout The Period)


                                                                                                  FOR THE PERIOD
                                                                                                       ENDED
                                                                                                 AUGUST 31, 2002(1)
                                                                                                 ------------------
PER SHARE DATA
   Net asset value, beginning of period                                                                   $10.00
                                                                                                          ------

INVESTMENT OPERATIONS
   Net investment income                                                                                    0.03
   Net gain on investments (both realized and unrealized)                                                   0.03
                                                                                                          ------
       Total from investment operations                                                                     0.06
                                                                                                          ------

LESS DIVIDENDS
   Dividends from net investment income                                                                    (0.03)
                                                                                                          ------
       Total dividends                                                                                     (0.03)
                                                                                                          ------
NET ASSET VALUE, END OF PERIOD                                                                            $10.03
                                                                                                          ======
       Total return(2)                                                                                      0.62%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                             $116,198
     Ratio of expenses to average net assets                                                                0.75%(3)
     Ratio of net investment income to average net assets                                                   2.85%(3)
     Increase reflected in above operating expense ratios due to waivers/reimbursements                     0.64%(3)
   Portfolio Turnover Rate                                                                                     0%

----------
(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
August  31, 2002


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Short Duration Bond Fund, a Delaware business trust organized on January 31, 2002, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation.

     The Fund is authorized to offer one class of shares: Class A shares. Class A shares for the Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to 0.25% of the average daily net assets value of the Fund's outstanding Class A shares. In addition, the Class A shares bear co-administration fees.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's value.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..40% of the Fund's average daily net assets. For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed for the Fund were as follows:

             GROSS                             NET              EXPENSE
         ADVISORY FEE      WAIVER         ADVISORY FEE      REIMBURSEMENTS
         ------------      ------         ------------      --------------
            $42,071        ($42,071)           $--             $(25,623)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the period ended August 31, 2002, administrative services fees earned by CSAMSI were $10,518.

    For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

         AVERAGE DAILY NET ASSETS          ANNUAL RATE
         ------------------------          -----------
         First $5 billion              .050% of average daily net assets
         Next $5 billion               .035% of average daily net assets
         Over $10 billion              .020% of average daily net assets

    For the period July 23, 2002 through August 31, 2002, the administrative services fees earned by SSB (including out-of-pocket expenses) were $4,733.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average net assets of the Class A shares. For the period ended August 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were $26,294.

    Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expenses. For the period ended August 31, 2002, the Fund did not receive credits under this agreement.

    For the period ended August 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $307,364 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the period ended August 31, 2002, Merrill was paid $41 for its services by the Fund.

NOTE 3. LINE OF CREDIT

    The Fund, together with additional funds/portfolios advised by CSAM (collectively the "Participating Funds"), participated in a $150 million committed, unsecured, line of credit facility (the "Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus .50%. At August 31, 2002, there were no loans outstanding under the Credit Facility.

    During the period ended August 31, 2002, the Fund had borrowings under the Credit Facility as follows:

                  AVERAGE DAILY         WEIGHTED INTEREST      MAXIMUM DAILY
                  LOAN BALANCE                RATE %          LOAN OUTSTANDING
                  -------------         -----------------    ----------------
                    $1,589,000                2.250%             $1,589,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the period ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligation were as follows:

                                                          U.S. GOVERNMENT
                                      INVESTMENT             AND AGENCY
                                      SECURITIES             OBLIGATIONS
                                      ----------          ---------------
                 Purchases           $65,905,444             $36,451,052
                 Sales                   180,000                      --

NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in Class A shares of the Fund were as follows:

                                            FOR THE PERIOD ENDED
                                             AUGUST 31, 2002(1,2)
                                             --------------------
                                          SHARES            VALUE
                                          ------            -----
   Shares sold                          12,374,803     $123,925,106
   Share issued in reinvestment
     of dividends                           27,029          170,601
   Shares redeemed                        (827,138)      (8,279,490)
                                        ----------     ------------
   Net increase                         11,574,694      115,816,217
                                        ==========     ============

---------------
(1) For the period July 23, 2002 (inception date) through August 31, 2002.

(2) The Fund was seeded on May 8, 2002 with initial capital of $100,000 and 10,000 shares.

    On August 31, 2002, the Fund did not have any shareholders that held 5% or more of its outstanding shares.

NOTE 6. FEDERAL INCOME TAXES

    Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of post October losses, paydown gain/loss and excise tax regulations.

    The tax character of dividends and distributions paid during the period ended August 31, for the Fund were as follows:

                 ORDINARY INCOME       LONG-TERM CAPITAL GAIN
                 ---------------       ----------------------
                       2002                   2002
                       ----                   ----
                     $325,402                 $--


    At August 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

           Undistributed ordinary income                    $ 28,037
           Accumulated net realized loss                     (38,841)
           Unrealized appreciation (depreciation)            318,393
                                                            --------
                                                            $307,589
                                                            ========

    Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the Fund elected to defer net losses arising between July 23, 2002 (inception date) and August 31, 2002, of $38,841.

    At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $114,418,761, $503,256, $184,863 and $318,393, respectively.

    At August 31, 2002, the Fund reclassified $27,101 from accumulated net realized gain (loss) from investments and $26,294 from paid in capital to accumulated undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments and paydowns. Net assets were not affected by these reclassifications.

CREDIT SUISSE SHORT DURATION BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Credit Suisse Short Duration Bond Fund:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Short Duration Bond Fund (the "Fund") at August 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period July 23, 2002 (commencement of operations) through August 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 21, 2002

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                              TERM                                 NUMBER OF
                                              OF OFFICE(1)   PRINCIPAL             PORTFOLIOS IN
                                              AND            OCCUPATION(S)         FUND
                             POSITION(S)      LENGTH         DURING                COMPLEX             OTHER
                             HELD WITH        OF TIME        PAST                  OVERSEEN BY         DIRECTORSHIPS
 NAME, ADDRESS AND AGE       FUND             SERVED         FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
---------------------------  -------------- -------------  ---------------------   ---------------     -----------------
INDEPENDENT TRUSTEES

Richard H. Francis           Trustee and      Since          Currently retired;          54            Director of
40 Grosvenor Road            Audit            Fund           Executive Vice                            The Indonesia
Short Hills, New Jersey      Committee        Inception      President and                             Fund, Inc.
07078                        Member                          Chief Financial
                                                             Officer of Pan Am
Age: 68                                                      Corporation and
                                                             Pan American
                                                             World Airways,
                                                             Inc. from 1988 to
                                                             1991

Jack W. Fritz                Trustee and      Since          Private investor;           54            Director of
2425 North Fish Creek Road   Audit            Fund           Consultant and                            Advo, Inc.
P.O. Box 1287                Committee        Inception      Director of Fritz                         (direct mail
Wilson, Wyoming 83014        Member                          Broadcasting, Inc.                        advertising)
                                                             And Fritz
Age: 73                                                      Communications
                                                             (developers and
                                                             operators of radio
                                                             stations) since
                                                             1987

Jeffrey E. Garten            Trustee and      Since          Dean of Yale                54            Director of
Box 208200                   Audit            Fund           School of                                 Aetna, Inc.;
New Haven, Connecticut       Committee        Inception      Management and                            Director of
06520-8200                   Member                          William S. Beinecke                       Calpine Energy
                                                             Professor in the                          Corporation;
Age: 54                                                      Practice of                               Director of
                                                             International                             CarMax Group
                                                             Trade and Finance;                        (used car
                                                             Undersecretary of                         dealers)
                                                             Commerce for
                                                             International Trade
                                                             from November 1993
                                                             to October 1995;
                                                             Professor at
                                                             Columbia University
                                                             from September
                                                             1992 to November
                                                             1993

------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)   PRINCIPAL              PORTFOLIOS IN
                                             AND            OCCUPATION(S)          FUND
                             POSITION(S)     LENGTH         DURING                 COMPLEX             OTHER
                             HELD WITH       OF TIME        PAST                   OVERSEEN BY         DIRECTORSHIPS
 NAME, ADDRESS AND AGE       FUND            SERVED         FIVE YEARS             TRUSTEE             HELD BY TRUSTEE
---------------------------  -------------- -------------  ---------------------   ---------------     -----------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                Trustee and    Since          Dean Emeritus and           54              Member of
301 ICC                       Audit          Fund           Distinguished                               the Board of
Georgetown University         Committee      Inception      Professor of                                The Carlisle
Washington, DC 20057          Member                        International Affairs                       Companies Inc.;
                                                            at the Edmund A.                            Member of
Age: 64                                                     Walsh School of                             Selection
                                                            Foreign Service,                            Committee for
                                                            Georgetown                                  Truman Scholars
                                                            University; Moderator                       and Henry Luce
                                                            of PBS Foreign affairs                      Scholars; Senior
                                                            television Series                           Associate of
                                                                                                        Center for
                                                                                                        Strategic and
                                                                                                        International
                                                                                                        Studies; Trustee
                                                                                                        of numerous
                                                                                                        world affairs
                                                                                                        organizations

James S. Pasman, Jr.          Trustee and    Since          Currently retired;          54              Director of
29 The Trillium               Audit          Fund           President and Chief                         Education
Pittsburgh, Pennsylvania      Committee      Inception      Operating Officer of                        Management
15238                         Member                        National InterGroup,                        Corp.; Director
                                                            Inc. from April 1989                        of Tyco
Age: 70                                                     to March 1991;                              International Ltd.;
                                                            Chairman of Permian                         Director of Credit
                                                            Oil Co. from                                Suisse Asset
                                                            April 1989 to                               Management
                                                            March 1991                                  Income Fund,
                                                                                                        Inc.; Trustee of
                                                                                                        Credit Suisse
                                                                                                        High Yield Bond
                                                                                                        Fund; Trustee of
                                                                                                        Deutsche VIT
                                                                                                        Funds,
                                                                                                        overseeing three
                                                                                                        portfolios

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)   PRINCIPAL              PORTFOLIOS IN
                                             AND            OCCUPATION(S)          FUND
                             POSITION(S)     LENGTH         DURING                 COMPLEX             OTHER
                             HELD WITH       OF TIME        PAST                   OVERSEEN BY         DIRECTORSHIPS
 NAME, ADDRESS AND AGE       FUND            SERVED         FIVE YEARS             TRUSTEE             HELD BY TRUSTEE
---------------------------  -------------- -------------  ---------------------   ---------------     -----------------
INDEPENDENT TRUSTEES--(CONTINUED)

Steven N. Rappaport           Trustee and   Since          Partner of RZ               54              Director of The
RZ Capital LLC                Audit         Fund           Capital LLC since                           First Israel
40 East 52nd Street           Committee     Inception      2001; President of                          Fund, Inc.
New York, New York            Chairman                     Loanet, Inc.
10022                                                      (on-line accounting
                                                           service) from 1997
Age: 52                                                    to 2001; Executive Vice
                                                           President of
                                                           Loanet, Inc. from
                                                           1994 to 1997;
                                                           Director, President,
                                                           North American
                                                           Operations, and
                                                           former Executive Vice
                                                           President from 1992
                                                           to 1993 of Worldwide
                                                           Operations of
                                                           Metallurg Inc.
                                                           (manufacturer of
                                                           specialty metals and
                                                           alloys); Executive Vice
                                                           President, Telerate, Inc.
                                                           (provider of real-time
                                                           information to the
                                                           capital markets) from
                                                           1987 to 1992; Partner
                                                           in the law firm of
                                                           Hartman & Craven
                                                           until 1987

INTERESTED TRUSTEE

William W. Priest(2)          Trustee       Since          Senior Partner and          54              Director of The
Steinberg Priest & Sloane                   Fund           Fund Manager,                               Brazilian Equity
Capital Management                          Inception      Steinberg Priest &                          Fund, Inc.; The
12 East 49th Street                                        Sloane Capital                              Chile Fund, Inc.;
12th Floor                                                 Management since                            The Emerging
New York, New York                                         March 2001; Chairman                        Markets Tele-
10017                                                      and Managing Director                       communications
                                                           of CSAM from 2000 to                        Fund, Inc.; The
Age: 60                                                    February 2001, Chief                        First Israel
                                                           Executive Officer and                       Fund, Inc.; The
                                                           Managing Director of                        Latin America
                                                           CSAM from 1990                              Equity
                                                           to 2000                                     Fund, Inc.; The
                                                                                                       Indonesia
                                                                                                       Fund, Inc.; and
                                                                                                       Credit Suisse
                                                                                                       Asset
                                                                                                       Management
                                                                                                       Income
                                                                                                       Fund, Inc.

------------
(2) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                                    POSITION(S)      LENGTH
                                    HELD WITH        OF TIME
NAME, ADDRESS AND AGE               FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------            -------------    ----------     ----------------------------------------------
OFFICERS

Laurence R. Smith                   Chairman         Since          Managing Director and Global Chief Investment Officer
Credit Suisse Asset                                  Fund           of CSAM; acting Chief Executive Officer of CSAM Americas;
Management LLC                                       Inception      Associated with JP Morgan Investment Management
466 Lexington Avenue                                                from 1981 to 1999.
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                    Vice             Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                 President        Fund           Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management LLC                      and              Inception      Associated with CSAM from 1995 to 1996;  Associated
466 Lexington Avenue                Secretary                       with CS First Boston Investment Management from
New York, New York                                                  1994 to 1995; Associated with Division of Enforcement,
10017-3147                                                          U.S. Securities and Exchange Commission from
                                                                    1991 to 1994
Age: 38

Michael A. Pignataro                Treasurer        Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                 and Chief        Fund           Associated with CSAM since 1984
Management LLC                      Financial        Inception
466 Lexington Avenue                Officer
New York, New York
10017-3147

Age: 42

Gregory N. Bressler, Esq.           Assistant        Since          Vice President and Legal Counsel of CSAM since January
Credit Suisse Asset                 Secretary        Fund           2000; Associated with the law firm of Swidler Berlin
Management LLC                                       Inception      Shereff Friedman LLP from 1996 to 2000
466 Lexington Avenue
New York, New York
10017-3147

Age: 35

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                                    POSITION(S)      LENGTH
                                    HELD WITH        OF TIME
NAME, ADDRESS AND AGE               FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------            -------------    ----------     ----------------------------------------------
OFFICERS--(CONTINUED)
Kimiko T. Fields, Esq.              Assistant        Since          Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset                 Secretary        Fund           since December 2000; Assistant Vice President,
Management LLC                                       Inception      Institutional Marketing Department, CSAM, from
466 Lexington Avenue                                                January 2000 to December 2000; Marketing Associate,
New York, New York                                                  International Equity Department, Warburg Pincus Asset
10017-3147                                                          Management, Inc. from January of 1998 to
                                                                    January 2000; self-employed author and consultant, from
Age: 38                                                             January 1996 to January 1997.

Rocco A. DelGuercio                 Assistant        Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset                 Treasurer        Fund           Associated with CSAM since June 1996; Assistant
Management LLC                                       Inception      Treasurer, Bankers Trust Corp.-- Fund Administration
466 Lexington Avenue                                                from March 1994 to June 1996; Mutual Fund
New York, New York                                                  Accounting Supervisor, Dreyfus Corporation from
10017-3147                                                          April 1987 to March 1994

Age: 38

Joseph Parascondola                 Assistant        Since          Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset                 Treasurer        Fund           since April 2000; Assistant Vice President, Deutsche
Management LLC                                       Inception      Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                                Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                                  from November 1995 to December 1998
10017-3147

Age: 38

    The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

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